Impact of change in accounting policies Statement of operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2014
Revenues [Abstract]
Revenue		$ 591,781		$ 1,169,847
Reimbursable expenses		160,758		306,870
Total Revenue	$ 641,610	431,023	$ 1,261,735	862,977
Costs and expenses [Abstract]
Direct costs
Direct Costs, Reimbursable Expenses	169,313	0	328,066	0
Direct Costs, Other	279,913	250,044	551,752	500,503
Selling, general and administrative expense	80,936	80,833	161,851	162,222
Depreciation and amortization	17,046	14,395	33,944	28,843
Restructuring charges	12,490	7,753	12,490	7,753	$ 7,800	$ 8,800
Total costs and expenses	559,698	353,025	1,088,103	699,321
Income from operations	81,912	77,998	173,632	163,656
Interest income	1,017	579	1,840	1,134
Interest expense	(3,302)	(3,179)	(7,097)	(6,358)
Income before provision for income taxes	79,627	75,398	168,375	158,432
Provision for income taxes	(7,759)	(10,581)	(18,409)	(22,206)
Net income	71,868	$ 64,817	149,966	$ 136,226
Difference between Revenue Guidance in Effect before and after Topic 606
Costs and expenses [Abstract]
Net income			2,334
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenues [Abstract]
Revenue	1,614		2,845
Reimbursable expenses	169,313		(328,066)
Total Revenue	(167,699)		(325,221)
Costs and expenses [Abstract]
Direct costs
Direct Costs, Reimbursable Expenses	(169,313)		(328,066)
Direct Costs, Other	0		0
Selling, general and administrative expense	62		222
Depreciation and amortization	0		0
Restructuring charges	0		0
Total costs and expenses	(169,251)		(327,844)
Income from operations	1,552		2,623
Interest income	0		0
Interest expense	0		0
Income before provision for income taxes	1,552		2,623
Provision for income taxes	(155)		289
Net income	1,397		2,334
Calculated under Revenue Guidance in Effect before Topic 606 | Accounting Standards Update 2014-09
Revenues [Abstract]
Revenue	643,224		1,264,580
Reimbursable expenses	169,313		328,066
Total Revenue	473,911		936,514
Costs and expenses [Abstract]
Direct costs
Direct Costs, Reimbursable Expenses	0		0
Direct Costs, Other	279,913		551,752
Selling, general and administrative expense	80,998		162,073
Depreciation and amortization	17,046		33,944
Restructuring charges	12,490		12,490
Total costs and expenses	390,447		760,259
Income from operations	83,464		176,255
Interest income	1,017		1,840
Interest expense	(3,302)		(7,097)
Income before provision for income taxes	81,179		170,998
Provision for income taxes	(7,914)		(18,698)
Net income	$ 73,265		$ 152,300